Derivative Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 01, 2023	Sep. 25, 2022	Dec. 25, 2022	Dec. 26, 2021
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional Amount			$ 296,474	$ 505,414
Not Designated as Hedging Instrument [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Notional Amount	$ 289,536		296,474
Foreign Exchange Forward [Member]
Derivative [Line Items]
Other (income) expense			$ 2,766	$ (1,427)
Foreign Exchange Forward [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Other (income) expense	$ 905	$ (8,712)